Other Income - Net (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 24, 2017	Jan. 10, 2017	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017
Other income-net			$ 400		$ 15,000
Shareholder Acquisition Corp [Member]
Proceeds from related party	$ 25,000
Number of dividend spin-off shares		24,125
Dividend spin-off description		1 share of SAC capital stock for each 800 shares of Company common and preferred stock owned
Berkeley Clinic, LC [Member]
Due to affiliate							$ 10,000